Debt (Schedule of Maturities of Debt) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 7,315	$ 6,487
2020	6,027	5,240
2021	1,288	1,247
Principal payments on Notes payable to vendors [Member]
Debt Instrument [Line Items]
Total	774	774
2020	774	774
2021
Interest payments on Notes payable to vendors [Member]
Debt Instrument [Line Items]
Total	348	320
2020	348	320
2021
Principal payments on 2019 Bridge notes [Member]
Debt Instrument [Line Items]
Total	2,050	2,050
2020	2,050	2,050
2021
Interest payments on 2019 Bridge notes [Member]
Debt Instrument [Line Items]
Total	99	63
2020	99	63
2021
Principal payments on Convertible notes [Member]
Debt Instrument [Line Items]
Total	4,293	3,775
2020	3,018	2,500
2021	1,275	1,275
Interest payments on Convertible notes [Member]
Debt Instrument [Line Items]
Total	358	290
2020	270	224
2021	88	66
Gross debt before unamortized discount [Member]
Debt Instrument [Line Items]
Total	7,922	7,272
2020	6,559	5,931
2021	1,363	1,341
Unamortized debt discount on convertible debt [Member]
Debt Instrument [Line Items]
Total	607	785
2020	532	691
2021	$ 75	$ 94